Notes Receivable (Details Narrative) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Yingxi Industrial Chain Group Co Ltd [Member]
Notes receivable	$ 1,131,898	$ 795,062	$ 64,495